REVENUE (Tables)	12 Months Ended
Dec. 31, 2022
REVENUE
Schedule of revenue disaggregated by payor

The Company’s revenue disaggregated by payor is as follows (stated in thousands):

	Year Ended December 31,
	2022	2021

Commercial insurance	$3,597	$21,978
Facility billing	4,726	3,879
Managed service agreements and other	2,653	3,335
Total	$10,976	$29,192

Summary of accounts receivable activity

A summary of the accounts receivable by revenue stream is as follows (stated in thousands):

	December 31,	December 31,
	2022	2021

Technical service	$3,072	$18,904
Professional service	11,829	8,209
Other	242	697
Total accounts receivable, net	$15,143	$27,810

Schedule of concentration of accounts receivable by revenue stream as a percentage of total accounts receivable

	As of December 31,	As of December 31,
	2022	2021

Commercial insurance	84%	91%
Facility billing	9%	2%
Other	7%	7%
Total	100%	100%